BASIS OF PRESENTATION AND MATERIAL ACCOUNTING POLICIES - Disclosure of detailed information about property plant and equipment (Details)	12 Months Ended
Aug. 31, 2025
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	3-5 years
Computer Equipment and Software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	3-5 years
Furniture and Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	5-10 years
Office Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	5 year
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	10-20 years
IT Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	3 years